[MassMutual Financial Group Letterhead Appears Here]

May 2, 2008

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, NE

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

Post-Effective Amendment No. 12 to Registration Statement on Form N-6,

File No. 333-88503, Survivorship Variable Universal Life II

Class Identifier: C000027256

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Life Separate Account I (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that

•

the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above referenced Registration Statement; and

•	the text of the most recent post effective amendment to the above-referenced Registration Statement was filed electronically with the Securities and Exchange Commission on April 25, 2008.

Sincerely,

/s/ CATHERINE Z. COLLINS

Catherine Z. Collins, Esq.

Assistant Vice President and Counsel

Massachusetts Mutual Life Insurance Company